Legal and regulatory matters	6 Months Ended
Apr. 30, 2026
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Legal and regulatory matters
Note 12	Legal and regulatory matters
We are a large global institution that is subject to many different complex legal and regulatory requirements that continue to evolve. We are and have been subject to a variety of legal proceedings, including civil claims and lawsuits, regulatory examinations, investigations, audits and requests for information by various governmental regulatory agencies and law enforcement authorities in various jurisdictions. Some of these matters may involve novel legal theories and interpretations and may be advanced under criminal as well as civil statutes, and some proceedings could result in the imposition of civil, regulatory enforcement or criminal penalties. We review the status of all proceedings on an ongoing basis and will exercise judgment in resolving them in such manner as we believe to be in our best interest. In many proceedings, it is inherently difficult to determine whether any loss is probable or
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reliably estimate the amount of any loss. This is an area of significant judgment and uncertainty and the extent of our financial and other exposure to these proceedings after taking into account current provisions could be material to our results of operations in any particular period though we do not believe that the ultimate resolution of any such matter will have a material effect on our consolidated financial condition.
Our significant legal proceedings and regulatory matters are described in Note 24 of our audited 2025 Annual Consolidated Financial Statements and as updated below. Based on the facts currently known, except as may otherwise be noted, it is not possible at this time for us to predict the ultimate outcome of these proceedings or the timing of their resolution.
Royal Bank of Canada Trust Company (Bahamas) Limited proceedings
On February 4, 2026, the French Supreme Court upheld the aspects of the conviction (the Conviction) rendered on March 5, 2024 by the French Court of Appeal that impact Royal Bank of Canada Trust Company (Bahamas) Limited (RBC Bahamas), including RBC Bahamas’ joint and several liability, together with another
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ty previously convicted of complicity in this matter (whose appeal was also dismissed by the French Supreme Court in its February 4, 2026 decision), for the allegedly unpaid inheritance taxes owing by certain persons (whose appeals were also dismissed in the same decision of the French Supreme Court), plus penalties and interest. Such aggregate amount will be determined in separate proceedings before the French tax courts, to which RBC Bahamas is not a party. As a result of the French Supreme Court’s decision, the Conviction became final and enforceable against RBC Bahamas.
Following the decision of the French Supreme Court, Royal Bank of Canada continues to rely on the previously disclosed exemption granted by the U.S. Department of Labor that allows Royal Bank of Canada and its current and future affiliates to continue to qualify for the Qualified Professional Asset Manager exemption under the Employee Retirement Income Security Act through March 4, 2030, notwithstanding the Conviction.